CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Noncontrolling Interest	Stockholders' Notes Receivable	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2019	$ 1,450,000	$ 96,250	$ 6,074,054		$ 163,245	$ (225,000)	$ (33)	$ (7,467,462)	$ 91,054
Balance at the beginning (in shares) at Dec. 31, 2019	186,137	9,624,975		1,602,565
Increase (Decrease) in Stockholders' Equity
Issuance of preferred Series A warrants			2,138,273						2,138,273
Issuance of common stock	$ 5,786,189	$ 5,422	829,571						834,993
Issuance of common stock (in shares)	888,739	542,205		(113,455)
Issuance of common stock warrants			88,000						88,000
Repayment of shareholders loan through in-kind services						93,100			93,100
Conversion of notes to Series A preferred stock	$ 1,062,986		100,000						1,162,986
Conversion of notes to Series A preferred stock (in shares)	189,576
Conversion of Series A preferred stock to common stock	$ (8,299,175)	$ 63,223	8,235,952
Conversion of Series A preferred stock to common stock (in shares)	(1,264,452)	6,322,260
Issuance of Stock Options to Current Shareholders			878,510			(335,161)			543,349
Net loss attributable to non-controlling interest					(63)				(63)
Stock-based compensation		$ 12,070	1,962,136						1,974,206
Stock-based compensation (in shares)		1,206,545		(1,206,545)
Currency translation adjustment							45,133		45,133
Net loss attributable to T Stamp Inc.								(10,683,561)	(10,683,561)
Balance at the end at Dec. 31, 2020		$ 176,965	20,306,496		163,182	(467,061)	45,100	(18,151,023)	2,073,659
Balance at the end (in shares) at Dec. 31, 2020		17,695,985		282,565
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock		$ 750							750
Exercise of warrants to common stock (in shares)		75,000
Issuance of common stock		$ 13,694	3,982,029						3,995,723
Issuance of common stock (in shares)		1,369,915
Issuance of common stock warrants			19,509						19,509
Repayment of shareholders loan through in-kind services						83,864			83,864
Net loss attributable to non-controlling interest					(1,304)				(1,304)
Stock-based compensation			1,722,936						1,722,936
Currency translation adjustment							76,760		76,760
Net loss attributable to T Stamp Inc.								(7,033,821)	(7,033,821)
Balance at the end at Sep. 30, 2021		$ 191,409	26,030,969		161,878	(383,197)	121,860	(25,184,844)	938,075
Balance at the end (in shares) at Sep. 30, 2021		19,140,900		282,565
Balance at the beginning at Dec. 31, 2020		$ 176,965	20,306,496		163,182	(467,061)	45,100	(18,151,023)	2,073,659
Balance at the beginning (in shares) at Dec. 31, 2020		17,695,985		282,565
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock		$ 150							150
Exercise of warrants to common stock (in shares)		75,000
Issuance of common stock		$ 27,636	7,605,409						7,633,045
Issuance of common stock (in shares)		2,704,158
Issuance of common stock warrants			1,129,535						1,129,535
Repayment of shareholders loan through in-kind services						261,794			261,794
Net loss attributable to non-controlling interest					(1,743)				(1,743)
Stock-based compensation			2,780,639						2,780,639
Currency translation adjustment							138,800		138,800
Net loss attributable to T Stamp Inc.								(9,057,163)	(9,057,163)
Balance at the end at Dec. 31, 2021		$ 204,751	31,822,079		161,439	(130,267)	183,900	(27,208,186)	5,033,716
Balance at the end (in shares) at Dec. 31, 2021		20,475,143		282,565
Balance at the beginning at Jun. 30, 2021		$ 191,007	25,095,832		162,318	(411,127)	89,828	(22,148,940)	2,978,918
Balance at the beginning (in shares) at Jun. 30, 2021		19,100,710		282,565
Increase (Decrease) in Stockholders' Equity
Issuance of common stock		$ 402	22,730						23,132
Issuance of common stock (in shares)		40,190
Issuance of common stock warrants			19,509						19,509
Repayment of shareholders loan through in-kind services						27,930			27,930
Net loss attributable to non-controlling interest					(440)				(440)
Stock-based compensation			892,898						892,898
Currency translation adjustment							32,032		32,032
Net loss attributable to T Stamp Inc.								(3,035,904)	(3,035,904)
Balance at the end at Sep. 30, 2021		$ 191,409	26,030,969		161,878	(383,197)	121,860	(25,184,844)	938,075
Balance at the end (in shares) at Sep. 30, 2021		19,140,900		282,565
Balance at the beginning at Dec. 31, 2021		$ 204,751	31,822,079		161,439	(130,267)	183,900	(27,208,186)	5,033,716
Balance at the beginning (in shares) at Dec. 31, 2021		20,475,143		282,565
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock		$ 24,525	3,359,237						3,383,762
Exercise of warrants to common stock (in shares)		2,452,451
Exercise of options to common stock		$ 650	77,442						78,092
Exercise of options to common stock (in shares)		65,022
Issuance of common stock		$ 10,542	997,248						1,007,790
Issuance of common stock (in shares)		1,054,180
Issuance of common stock warrants			667,290						667,290
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes		$ 2,173	(17,603)						(15,430)
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes (in shares)		217,354
Repayment of shareholders loan through in-kind services						83,790			83,790
Stock-based compensation			1,598,233						1,598,233
Currency translation adjustment							(25,791)		(25,791)
Net loss attributable to T Stamp Inc.								(8,054,240)	(8,054,240)
Balance at the end at Sep. 30, 2022		$ 242,641	38,503,926		161,439	(46,477)	158,109	(35,262,426)	3,757,212
Balance at the end (in shares) at Sep. 30, 2022		24,264,150		282,565
Balance at the beginning at Jun. 30, 2022		$ 232,857	36,240,605		161,439	(74,407)	211,824	(31,822,534)	4,949,784
Balance at the beginning (in shares) at Jun. 30, 2022		23,285,733		282,565
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock		$ 47	6,453						6,500
Exercise of warrants to common stock (in shares)		4,667
Issuance of common stock		$ 9,737	794,615						804,352
Issuance of common stock (in shares)		973,750
Issuance of common stock warrants			611,452						611,452
Repayment of shareholders loan through in-kind services						27,930			27,930
Stock-based compensation			850,801						850,801
Currency translation adjustment							(53,715)		(53,715)
Net loss attributable to T Stamp Inc.								(3,439,892)	(3,439,892)
Balance at the end at Sep. 30, 2022		$ 242,641	$ 38,503,926		$ 161,439	$ (46,477)	$ 158,109	$ (35,262,426)	$ 3,757,212
Balance at the end (in shares) at Sep. 30, 2022		24,264,150		282,565